Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 127	$ 2,668
Trade accounts receivable	19	107
Prepayments and other (Note 8)	864	435
Due from related parties	34
Inventory	583	402
Current portion of Prepaid bareboat charter hire	1,657	1,657
Restricted cash (Note 10)	1,257
Total current assets	4,541	5,269
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 4)		25,098
Vessels, net (Note 5)	126,170	32,044
Other fixed assets, net	1,161	1,333
Total fixed assets	127,331	58,475
OTHER NON CURRENT ASSETS:
Non-current portion of Prepaid bareboat charter hire	6,935	8,512
Restricted cash (Note 10 and 7)	4,210	1,750
Derivative financial instruments (Note 18)	300
Total non-current assets	11,445	10,262
Total assets	143,317	74,006
CURRENT LIABILITIES:
Current portion of long term debt	7,995	1,914
Debt from related parties (Note 10)	4,085	3,252
Due to related parties (Note 6)	1,108	1,575
Accounts payable	1,902	4,940
Accrued liabilities	2,965	5,896
Unearned revenue	1,978
Total current liabilities	20,033	17,577
Preferred stock; 0 and 2,106 Series B shares issued and outstanding at December 31, 2015 and 2016 with $0.01 par value (Note 21)	1,741
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 18)	3,563	3,216
Long term debt	72,459	19,060
Total non-current liabilities	76,022	22,276
COMMITMENTS AND CONTINGENCIES (Note 11)
Total liabilities	96,055	39,853
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which Series B shares were issued (refer to Mezzanine Equity) (Note 21)
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,077,895 and 5,689,141 shares issued and outstanding at December 31, 2015 and 2016 (Note 12)	57	21
Additional paid-in capital (Note 12)	328,705	318,425
Accumulated deficit	(283,241)	(284,293)
Total stockholders’ equity	45,521	34,153
Total liabilities and stockholders’ equity	$ 143,317	$ 74,006